Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Cash and Cash Equivalents

	2018	2017
Cash and bank deposits	366	234
Cash equivalents and bank deposits in foreign currency (a)	3,615	—
Cash equivalents (b)	8,320	600

	12,301	834

(a)	Short-term deposits (mainly IPO proceeds) maintained in U.S. dollar.
(b)

Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) of highly rated financial institutions. As of December 31, 2018, the average interest on these CDB are equivalent to 61.7% (2017: 94.1%) of the Interbank Certificates of Deposit (“CDI”). These funds are available for immediate use and have insignificant risk of changes in value.